Note 18 - Events After the Reporting Period (Details Textual) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 01, 2024	Jan. 09, 2024 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Adjustments for depreciation and amortisation expense					$ 13,165	$ 13,939	$ 19,600
Purchase of property, plant and equipment					$ 1,873	$ 3,187	$ 1,060
Potential ordinary share transactions [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of Instruments, Other Equity Instruments, Increase From Dividends (in shares) | shares		59,828
Potential ordinary share transactions [member] | American depositary shares (ADS) [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	935,664
Communication and network equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)					5 years
Communication and network equipment [member] | Change in estimate of useful lives [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				6 years
Adjustments for depreciation and amortisation expense				$ 300
Network infrastructure [member] | Major business combination [member]
Statement Line Items [Line Items]
Purchase of property, plant and equipment			$ 18,600